Segment Information (Details) - Schedule of Key Financial Performance Measures of the Segments - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from subscription segment [Member]
Revenue from subscription segment
Revenue	$ 23,983,378	$ 11,396,668
Cost of revenue	(33,935,805)	(11,511,698)
Gross (loss)/ profit	(9,952,427)	(115,030)
Revenue from advertisement segment [Member]
Revenue from subscription segment
Revenue	4,455,020	5,266,208
Cost of revenue	(2,918,095)	(2,058,000)
Gross (loss)/ profit	1,536,925	3,208,208
Revenue from live events segment [Member]
Revenue from subscription segment
Revenue	1,358,884	2,240,835
Cost of revenue	(1,438,349)	(2,046,802)
Gross (loss)/ profit	(79,465)	194,033
Consolidated [Member]
Revenue from subscription segment
Revenue	29,797,282	18,903,711
Cost of revenue	(38,292,249)	(15,616,500)
Gross (loss)/ profit	$ (8,494,967)	$ 3,287,211